UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23847

Oxford Park Income Fund, Inc.

(Exact name of registrant as specified in charter)

8 Sound Shore Drive, Suite 255

Greenwich, CT 06830

(Address of principal executive offices)

Jonathan H. Cohen

Chief Executive Officer

Oxford Park Income Fund, Inc.

8 Sound Shore Drive, Suite 255

Greenwich, CT 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 983-5275

Date of fiscal year end: September 30

Date of reporting period: December 22, 2022 – June 30, 2023

Item 1. Proxy Voting Record.

Oxford Park Income Fund, Inc. held no securities during the period December 22, 2022 through June 30, 2023 that required proxy votes and, therefore, there is no voting record to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OXFORD PARK INCOME FUND, INC.

By:	/s/ Jonathan H. Cohen
Jonathan H. Cohen
Chief Executive Officer
Date: August 2, 2023